Long-term and short-term loans issued - Changes in the ECL allowances (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loans issued | Loss allowance / Impairment
Changes in the ECL allowances
ECL allowance as of beginning of the period	₽ (853)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(616)	₽ (499)
Amounts sold and written off	626
Amounts written off		75
ECL allowance as end of the period	(843)	(853)
Loans issued | Loss allowance / Impairment | Opening balance after application of IFRS 9
Changes in the ECL allowances
ECL allowance as of beginning of the period		(429)
Loans issued | Loss allowance / Impairment | 12 month ECL | Collective
Changes in the ECL allowances
ECL allowance as of beginning of the period	(216)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(127)	(146)
Transfers between stages	114	105
ECL allowance as end of the period	(229)	(216)
Loans issued | Loss allowance / Impairment | 12 month ECL | Collective | Opening balance after application of IFRS 9
Changes in the ECL allowances
ECL allowance as of beginning of the period		(175)
Loans issued | Loss allowance / Impairment | Lifetime ECL | Financial instruments not credit-impaired | Collective
Changes in the ECL allowances
ECL allowance as of beginning of the period	(120)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	7	(44)
Transfers between stages	(7)	(16)
ECL allowance as end of the period	(120)	(120)
Loans issued | Loss allowance / Impairment | Lifetime ECL | Financial instruments not credit-impaired | Collective | Opening balance after application of IFRS 9
Changes in the ECL allowances
ECL allowance as of beginning of the period		(60)
Loans issued | Loss allowance / Impairment | Lifetime ECL | Financial instruments credit-impaired
Changes in the ECL allowances
ECL allowance as of beginning of the period	(517)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(496)	(309)
Transfers between stages	(107)	(89)
Amounts sold and written off	626
Amounts written off		75
ECL allowance as end of the period	(494)	(517)
Loans issued | Loss allowance / Impairment | Lifetime ECL | Financial instruments credit-impaired | Opening balance after application of IFRS 9
Changes in the ECL allowances
ECL allowance as of beginning of the period		₽ (194)
Installment card loans | Gross carrying amount
Changes in the ECL allowances
Amounts sold and written off	₽ (655)